Leases - Contractual Future Lease Payments to be Received (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Sales-type and Direct Financing Leases
2025	$ 2,758
2026	2,142
2027	1,804
2028	865
2029	269
Thereafter	335
Total lease payments	8,173
Amounts representing interest	(845)
Lease receivables	7,328	$ 7,239
Operating Leases
2025	143
2026	104
2027	77
2028	52
2029	32
Thereafter	54
Total lease payments	$ 462